Related party disclosures	12 Months Ended
Dec. 31, 2023
Related party disclosures
Related party disclosures

18. Related party disclosures

The compensation of directors and management is reviewed annually by the independent Governance and Human Resources Committee against industry practices for oil and gas companies of similar size and scope.

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2023 and 2022:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Short-term benefits	5,451	5,124
Equity based compensation	8,015	8,951
	13,466	14,075
Number of individuals included in the above amounts	15	16